UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-03006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

2X04 JHF Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 JHF High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 CLARIVATE PLC                                                                               Agenda Number:  935609543
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21810109
    Meeting Type:  Annual
    Meeting Date:  05-May-2022
          Ticker:  CLVT
            ISIN:  JE00BJJN4441
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Jerre Stead                         Mgmt          For                            For

1B.    Election of Director: Valeria Alberola                    Mgmt          For                            For

1C.    Election of Director: Michael Angelakis                   Mgmt          For                            For

1D.    Election of Director: Jane Okun Bomba                     Mgmt          For                            For

1E.    Election of Director: Usama N. Cortas                     Mgmt          For                            For

1F.    Election of Director: Konstantin Gilis                    Mgmt          For                            For

1G.    Election of Director: Balakrishnan S. Iyer                Mgmt          For                            For

1H.    Election of Director: Adam T. Levyn                       Mgmt          For                            For

1I.    Election of Director: Anthony Munk                        Mgmt          For                            For

1J.    Election of Director: Richard W. Roedel                   Mgmt          For                            For

1K.    Election of Director: Andrew Snyder                       Mgmt          For                            For

1L.    Election of Director: Sheryl von Blucher                  Mgmt          For                            For

1M.    Election of Director: Roxane White                        Mgmt          For                            For

2.     AUTHORIZATION TO REPURCHASE ORDINARY SHARES               Mgmt          Against                        Against
       IN OPEN-MARKET TRANSACTIONS.

3.     AUTHORIZATION TO REPURCHASE ORDINARY SHARES               Mgmt          Against                        Against
       FROM ANY SHAREHOLDER PARTY TO THAT CERTAIN
       REGISTRATION RIGHTS AGREEMENT WITH THE
       COMPANY DATED AS OF OCTOBER 1, 2020, AS
       AMENDED.

4.     AUTHORIZATION TO REPURCHASE 5.25% SERIES A                Mgmt          Against                        Against
       MANDATORY CONVERTIBLE PREFERRED SHARES IN
       OPEN-MARKET TRANSACTIONS.

5.     APPROVAL, ON AN ADVISORY, NON-BINDING                     Mgmt          For                            For
       BASIS, OF THE COMPENSATION OF OUR NAMED
       EXECUTIVE OFFICERS.

6.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS.



2X06 JHF Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3375 JHF ESG Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3379 JHF Short Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/24/2022